Note 17 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
		Year Ended December 31 (discontinued operations)
	2018	2019	2020
Statement of Operations Data
Voyage revenue	25,934,204	-	-
Commissions (including $324,178, nil and nil respectively, to related party)	(1,411,333)	-	-
Voyage expenses	(410,676)	-	-
Vessel operating expenses (including $115,026, nil and nil, respectively, to related party)	(9,183,152)	-	-
Drydocking expenses	(1,465,079)	-	-
Related party management fees	(1,701,340)	-	-
Vessel depreciation	(5,422,155)	-	-
General and administrative expenses (including $731,456,nil and nil, respectively, to related party)	(2,346,502)	-	-
Operating income	3,993,967	-	-
Total other expenses, net	(2,874,232)	-	-
Net income	1,119,735	-	-
Dividend Series B Preferred Shares	(565,229)	-	-
Net income attributable to common shareholders	554,506	-	-